NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

15.    NON-CONTROLLING INTERESTS

MIP LLC is a single purpose entity formed for the purpose of administering and effectuating the award of profits interests to employees, consultants and other qualified persons. Wheels Up is the sole managing member of MIP LLC and, as a result, consolidates the financial results of MIP LLC. We record non-controlling interests representing the ownership interest in MIP LLC held by other members of MIP LLC. In connection with the Business Combination, the Seventh Amended and Restated LLC Agreement was adopted, allowing members of MIP LLC, subject to certain restrictions, to exchange their vested profits interests for cash or a corresponding number of shares of Class A common stock, at the option of Wheels Up, based on the value of such profits interests relative to their applicable participation threshold.

The decision of whether to exchange profits interests for cash or Class A common stock is made solely at the discretion of Wheels Up. Accordingly, the profits interests held by MIP LLC are treated as permanent equity and changes in the ownership interest of MIP LLC are accounted for as equity transactions. Future exchanges of profits interests will reduce the amount recorded as non-controlling interests and increase additional paid-in-capital on the consolidated balance sheets.

The calculation of non-controlling interests is as follows:

	December 31, 2021		December 31, 2020
Number of LLC common units held by Wheels Up(1)	245,834,569	99.2%	169,717,147	91.1%
Number of vested profits interests attributable to non-controlling interests(2)	2,045,995	0.8%	16,492,865	8.9%
Total LLC common units and vested profits interests outstanding	247,880,564	100.0%	186,210,012	100.0%
(1)	LLC common units represent an equivalent ownership of Class A common stock outstanding.
(2)	Based on the closing price of Class A common stock on the last trading day of the period, there would be 4,069,136 LLC common units issuable upon conversion of vested and unvested profits interests outstanding as of December 31, 2021.

Weighted average ownership percentages are used to allocate net loss to Wheels Up and the non-controlling interest holders. The non-controlling interests weighted average ownership percentage was 3.5%, 7.9% and 9.9% for the years ended December 31, 2021, 2020 and 2019, respectively.